Supplemental cash flow information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Supplemental disclosure of non-cash investing activities
Non-cash expenditures for vessel and other equipment	$ 0	$ (43)	$ 0	$ (43)
Supplemental disclosure of non-cash financing activities
Non-cash indemnifications received	$ 8,600	$ 0	$ 8,600	$ 0